Aug. 21, 2019

American Beacon Garcia Hamilton Quality Bond Fund

Supplement dated August 21, 2019
to the
Prospectus and Summary Prospectus dated February 28, 2019, as previously amended or supplemented

On August 20, 2019, the Board of Trustees of American Beacon Funds approved the lowering of the contractual expense ratio cap for the R6 Class shares of the American Beacon Garcia Hamilton Quality Bond Fund, effective on or about August 26, 2019. Accordingly, the changes set forth below are effective on or about August 26, 2019:

1.
In the "Fund Summaries – Fees and Expenses of the Fund" section, the column that references the R6 Class shares in the tables below the first paragraph and the corresponding footnotes to the tables are deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Share Class	R6
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	None

Share Class	R6
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.11%[1]
Total Annual Fund Operating Expenses	0.66%
Fee Waiver and/or expense reimbursement[2]	(0.25)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	0.41%

1	Other Expenses are based on estimated expenses for the current fiscal year.
2
American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's Y Class, Institutional Class, and Investor Class shares, as applicable, through February 28, 2020, and for the R6 Class shares through February 28, 2021, to the extent that Total Annual Fund Operating Expenses exceed 0.55% for the Y Class, 0.41% for the R6 Class, 0.45% for the Institutional Class, and 0.83% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

2.
In the "Fund Summaries – Fees and Expenses of the Fund - Example" section, the first paragraph and the row related to the R6 Class shares in the table below the first paragraph are deleted and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that this Example reflects the fee waiver/expense reimbursement arrangement for the Y Class, Institutional Class, and Investor Class shares through February 28, 2020, and for the R6 Class shares through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R6	$42	$173	$330	$786